Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Entity File Number	001-43048
Entity Registrant Name	NERVGEN PHARMA CORP.
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	2834
Entity Tax Identification Number	98-1738183
Entity Address, Address Line One	112-970 Burrard Street, Unit 1290
Entity Address, City or Town	Vancouver
Entity Address State Or Province	BC
Entity Address, Postal Zip Code	V6Z 2R4
City Area Code	778
Local Phone Number	731-1711
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	NGEN
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	79,649,257
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Auditor Name	KPMG LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	85
Entity Central Index Key	0001751912
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 E. 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address State Or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102